UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

			FORM 13F

			FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: JUNE 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
				 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:		Security Capital Research & Management Incorporated
Address:	11 South LaSalle Street, Second Floor
		Chicago, Illinois  60603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered intregal parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Michael J. Heller
Title:		Assistant Controller
Phone:		(312) 345-5800
Signature, Place and Date of Signing

	/s/ Michael J. Heller  Chicago, Illinois  AUGUST 14, 2002

Report Type:

[x]  13F HOLDING REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers	0

Form 13F Information Table Entry Total	53

Form 13F Information Table Value Total	$1,726,744

List of Other Included Managers		None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIMCO                                           03748R101    48851   992906 SH       SOLE                   920306             72600
AIMCO Series P                                  03748R861    25431  1003600 SH       SOLE                  1003600
AIMCO Series R  10%                             03748R846     7920   300000 SH       SOLE                   300000
AMB Properties                                  00163T109    37824  1220126 SH       SOLE                  1135126             85000
Amli Residential Prop.                          001735109     8008   308015 SH       SOLE                   308015
Archstone Smith Trust                           039583109   100359  3758773 SH       SOLE                  1945216           1813557
Archstone Smith Trust Series A                  039583208    10606   296850 SH       SOLE                   296850
Arden Realty                                    039793104    58862  2068955 SH       SOLE                  1148755            920200
AvalonBay Communities                           053484101   122768  2628875 SH       SOLE                  1390472           1238403
Boston Properties, Inc.                         101121101    63455  1588366 SH       SOLE                  1170716            417650
Brandywine Realty Trust                         105368203    20627   796400 SH       SOLE                   796400
Brookfield Properties                           112900105      318    15810 SH       SOLE                    15810
CarrAmerica Realty                              144418100     1284    41605 SH       SOLE                    41605
Corporate Office Properties                     22002T108    18349  1257673 SH       SOLE                  1164453             93220
Crescent Real Estate Series A                   225756204    16268   835100 SH       SOLE                   835100
Equity Office Properties Trust                  294741103    40784  1354935 SH       SOLE                  1270370             84565
Equity Res. Prop.                               29476L107     2750    95655 SH       SOLE                    95655
Essex Property Trust                            297178105    86967  1589890 SH       SOLE                   790590            799300
Fairmont Hotels & Resorts                       305204109    25194   977280 SH       SOLE                   895580             81700
Federal Realty Investment Trus                  313747206    53084  1915715 SH       SOLE                  1818415             97300
Felcor Lodging Trust Inc.                       31430F101    22912  1248595 SH       SOLE                  1142195            106400
First Industrial Realty Trust,                  32054K103    25229   768000 SH       SOLE                   768000
Gables Residential Trust                        362418105    10240   320700 SH       SOLE                   320700
General Growth Prop. Series A                   370021206    14553   456200 SH       SOLE                   456200
General Growth Properties                       370021107    32176   630895 SH       SOLE                   587995             42900
Glenborough Realty Series A                     37803P204     2998   136500 SH       SOLE                   136500
Glimcher Realty Trust                           379302102     5428   295000 SH       SOLE                   295000
HRPT Properties                                 40426W101    32381  3658900 SH       SOLE                  3658900
Health Care Properties                          421915109    25127   589000 SH       SOLE                   589000
Heritage                                        42725M107     8280   310000 SH       SOLE                   310000
Highwoods Properties                            431284108    13679   526100 SH       SOLE                   526100
Host Marriott Corp.                             44107P104    10769   953000 SH       SOLE                   878600             74400
IRT Property Company                            450058102     9723   771700 SH       SOLE                   771700
KIMCO Realty Corp.                              49446R109    19086   569892 SH       SOLE                   531292             38600
Liberty Property Trust                          531172104      958    27360 SH       SOLE                    27360
Macerich Company                                554382101    94353  3043640 SH       SOLE                  1786840           1256800
Mack-Cali Realty Corporation                    554489104   161063  4582176 SH       SOLE                  3067976           1514200
Nationwide Health Properties                    638620104    35392  1887600 SH       SOLE                  1887600
New Plan Excel Realty Trust                     648053106    26777  1285500 SH       SOLE                  1285500
Pan Pacific Retail                              69806L104    20038   586255 SH       SOLE                   548155             38100
Post Properties Inc.                            737464107      914    30300 SH       SOLE                    30300
Public Storage Inc.                             74460D109    22490   606205 SH       SOLE                   568305             37900
Reckson Assoc Realty Series A                   75621K205     4491   187500 SH       SOLE                   187500
Reckson Assoc. Realty Corp.                     75621K106    20277   814340 SH       SOLE                   750040             64300
Rouse Company                                   779273101    29080   881215 SH       SOLE                   818715             62500
Rouse Company Series B                          779273309     2538    54000 SH       SOLE                    54000
SL Green Realty Corp.                           78440X101    29084   815816 SH       SOLE                   758816             57000
SPG Properties Series B 6.5%                    828806406     4800    50000 SH       SOLE                    50000
Senior Housing Property                         81721M109    27996  1783210 SH       SOLE                  1783210
Simon Property Group Inc.                       828806109   104577  2838670 SH       SOLE                  1503870           1334800
Starwood Hotels & Resorts                       85590A203   102390  3113090 SH       SOLE                  1472890           1640200
Taubman Centers, Inc.                           876664103    52593  3448730 SH       SOLE                  1949730           1499000
Vornado Realty Trust                            929042109     4644   100515 SH       SOLE                   100515

Report Summary				53 Data Records		1,726,744		0 Other managers on whose behalf report is filed